UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number: 811-08993

Prasad Series Trust

(Exact name of registrant as specified in charter)

8869 Brecksville Road, Suite C, Brecksville Ohio 44141

(Address of principal executive offices)

(Zip code)

Rajendra Prasad, 1310 East Ocean Blvd., Unit #1204, Long Beach, CA 90802

(Name and address of agent for service)

Copy to:

Patricia C. Foster, Esq.

Patricia C. Foster, Esq. PLLC

190 Office Park Way, Pittsford, NY  14534

Registrant's telephone number, including area code: (440) 922-0066

Date of fiscal year end: March 31

Date of reporting period: March 31, 2008

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

ANNUAL REPORT

Prasad Growth Fund

March 31, 2008

SHAREHOLDER LETTER

PRASAD SERIES TRUST/PRASAD GROWTH FUND

March 31, 2008

Dear Shareholders,

I am pleased to inform you that the NAV of the Prasad Growth Fund (PRGRX) went up from $4.86 to $5.55. The total return for the period was 14.43%.  During the same period, the S & P 500 index went down from 1,420.86 to 1,322.70, for a total return of -5.08%.

The stock market went up slightly between 3/31/2007 till 7/13/2007 and then went down sharply by around 10%. Then it went back up in October 2007 to the same level as it was in July 2007. After that it went down in waves till the middle of March 2008 and at this time there has been slight improvement.

The Fund has beaten the indices because of the following. The Fund has been raising more cash when a correction starts, using technical indicators. According to the Prospectus and Statement of Additional Information the Fund can be in 100% cash. The Fund invests only in treasury backed money market funds, for safety. Also the Fund has been investing up to 10% of the portfolio in exchange traded funds that move inversely with the market. Thus when the market goes down, these funds move up. Also the Fund has been investing up to 5% of the portfolio in options. During bad times the Fund invests in put options of stocks and indices. After the market bottoms and then starts rising, the Fund invests in stocks that have high earning growth, high sales growth, high growth over PE ratio, low debt, high safety, high value, low price over sales ratio, in leading industry groups. The trend of the over all market seems to be a very important factor. The following entities which rank mutual funds every day have published the following. According to Bloomberg.com, PRGRX ranked number one out of 1931 growth funds during the last 4 weeks of 2007. According to USA Today Mutual Fund Finder PRGRX ranked one out of all growth fund in the last 13 weeks of 2007 and fourteen out of all mutual funds in the last 13 weeks of 2007. According to Kiplinger.com for the one year period ending on March 31, 2008, PRGRX ranked number nine in the mid-size company growth.

The agreement contract between the advisory firm, Mutual Funds Leader, Inc for which I am the president and Prasad Series Trust was approved by the Board of Trustees on June 13, 2007. The Trustees considered the services, operation and personnel of MFL and determined that, at the present time, MFL could be capable of fulfilling its obligations under the Investment Advisory and Administrative Agreement. The Trustees also discussed the fact that MFL is controlled by the Chairman of the Trust and the related conflict of interest. One independent trustee felt that MFL had done a good job managing the fund during a very tough period the markets had been going through since January of 2000. He mentioned that during the second quarter of 2001 the Fund was number one among all the domestic growth funds and number three among all equity funds in the USA as ranked by Lipper, Inc. and during the last quarter of 2003 the Fund was number one among all the domestic growth funds ranked by Lipper, Inc. It was listed among the better performing funds of 2003 in Barrons. He mentioned that Mutual Funds Leader, Inc. provides the personnel and know how and office space to manage the fund. Another independent trustee felt that the performance of the Fund should be better. The Board members discussed this in detail and felt that MFL can conduct the day-to-day management of the Fund, including the ability to effectively trade and monitor the Fund’s portfolio, even during periods of extreme market volatility. The Board also ensures that the approval is done by all the disinterested trustees in person.

I thank you for your continued support. I am striving hard to make the NAV grow quarter by quarter.

Sincerely,

Rajendra Prasad

 “Management’s Discussion of Fund Performance”

Quarterly meeting of 3/28/07: The portfolio and performance of the Fund as of December 29, 2006. Mr. Prasad discussed the financial results and the portfolio of the Fund. From 09/30/06 to 12/29/06 the NAV of the Fund went up from $4.55 to $5.19. S&P went up from 1,335.85 to 1,418.3 and. Mr. Prasad explained that the fund performed better than the indices as the fund was invested in high growth stocks and the market went up also. The portfolio was reviewed with regards to compliance and no violations were found.

Quarterly meeting of 06/13/07: The Board reviewed the portfolio and performance of the Fund as of March 31, 2007. Mr. Prasad discussed the financial results and the portfolio of the Fund. From 12/31/06 to 3/31/07 the NAV of the Fund had gone down from $5.19 to $4.86; S&P 500 was up from 1,418.3 to 1,420.86.  Mr. Prasad said that the market took a sharp down turn from 2/22/07 to 3/5/07 and the growth stocks lost a good percentage. The portfolio was reviewed in detail with regards to compliance and no violations were found.  One of trustees said that the performance will be reviewed after the next quarter and told Mr. Prasad to show more gains in future.

Quarterly meeting of 9/19/07: The Board reviewed the portfolio and performance of the Fund as of June 30, 2007. Mr. Prasad discussed the financial results and the portfolio of the Fund. From 3/31/07 to 6/29/07 the NAV of the Fund had gone up from $4.86 to $5.07; S&P 500 was up from 1,420.86 to 1,503.35.  Mr. Prasad said that the fund recovered from the sharp down turn from 2/22/07 to 3/5/07 when the growth stocks lost a good percentage, more than the indices. The portfolio was reviewed in detail with regards to compliance and no violations were found.

Quarterly meeting of 3/19/08: The Board reviewed the portfolio and performance of the Fund as of December 31, 2007. Mr. Prasad discussed the financial results and the portfolio of the Fund. From 9/29/07 to 12/31/07 the NAV of the Fund had gone up from $4.87 to $5.89; S&P 500 was down from1,526.75 to 1,468.36.  Mr. Prasad said that the Fund experienced a significant improvement in the NAV during the last quarter of 2007. He was pleased to announce that the Fund was ranked number one out of 1931 growth funds by Bloomberg.com in the last four weeks of 2007. It was ranked number one out of all growth funds by USA Today Mutual Fund Finder for the last 13 weeks of 2007. The Fund was also ranked number 14 among all mutual funds by USA Today Mutual Fund Finder in the last 13 weeks of 2007.  The portfolio was reviewed in detail with regards to compliance and no violations were found.

Prasad Growth Fund

This chart assumes an initial investment of $10,000 made on November 23, 1998. Past performance doesn't guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, maybe worth more or less then their original cost.  All returns reflect reinvested dividends but do not reflect the impact of taxes.

The Standard & Poor's 500 Index ("S&P 500") is a market value-weighted index, representing the aggregate market value of the common equity of 500 stocks primarily traded on the New York Stock Exchange.  The S&P 500 is a widely recognized, unmanaged index of common stock prices.  The figures for the S&P 500 reflect all dividends reinvested but do not reflect any deductions for fees, expenses or taxes.

Prasad Growth Fund

Graphical Illustration (Unaudited)

March 31, 2008

The following chart gives a visual breakdown of the Fund by the industry sectors the underlying securities represent as a percentage of the portfolio of investments.

	Prasad Growth Fund
	Schedule of Investments
	March 31, 2008

Shares		Value

COMMON STOCK - 54.04%

Business Service (Miscellaneous) - 2.70%
150	Intercontinental Exchange, Inc. *	$ 19,575

Chemicals (Basic) - 4.07%
500	Compass Minerals International, Inc.	29,490

Chemicals (Fertilizers) - 4.25%
300	Mosaic Co. *	30,780

Crude Petroleum & Natural Gas - 4.46%
500	Contango Oil & Gas Co. *	32,305

Drilling Oil & Gas Wells - 3.73%
200	Transocean, Inc. *	27,040

Energy (Other Sources) - 3.85%
1,500	Ja Solar Holdings Co. Ltd. (China) *	27,900

Financial (Credit Services) - 2.58%
300	Visa, Inc. *	18,708

Food (Meat Products) - 3.22%
700	Cal Maine Foods, Inc.	23,366

Investment (Brokers) - 3.24%
50	CME Group, Inc.	23,455

Mining (Gold/Silver) - 7.01%
400	Compania De Minas Buenaventura SA (Peru)	27,400
1,600	Yamana Gold, Inc. (Canada)	23,392
		50,792
Petroleum (Drilling) - 8.28%
250	Apache Corp.	30,205
600	Noble Corp.	29,802
		60,007
Petroleum (Intl. Integrated) - 3.85%
330	Exxon Mobil Corp.	27,911

Pharmaceutical Preparations - 2.80%
250	Genentech, Inc. *	20,295

TOTAL FOR COMMON STOCKS (Cost $393,375) - 54.04%		391,624

EXCHANGE TRADED FUNDS - 8.01%
250	Ultrashort Financial ProShares	29,412
400	Ultrashort Technology ProShares	28,664
TOTAL FOR EXCHANGE TRADED FUNDS (Cost $63,821) - 8.01%		58,076

Underlying Security
Expiration Date/Exercise Price

PUT OPTIONS - 1.92%
Shares Subject
to Put
	Washington Mutual
1,000	July 2008 Put @ 17.50	7,700

	Lehman Brothers Holdings
2,000	April 2008 Put @ 30.00	3,340

	Morgan Stanley
1,000	July 2008 Put @ 40.00	2,900

	Total (Premiums Paid $12,071) - 1.92%	13,940

Call OPTIONS - 0.84%
Shares Subject
to Call
	Barrick Gold Corp.
1,000	October 2008 Call @ 42.50	6,100

	Total (Premiums Paid $6,675) - 0.84%	6,100

SHORT TERM INVESTMENTS - 35.16%
35,644	Fidelity Govenmental Fund 57 3.34% ** (Cost $35,644)	35,644
219,192	First American Government Obligation Fund CI Y 2.28% ** (Cost $219,192)	219,192
TOTAL FOR SHORT TERM INVESTMENTS (Cost $254,836) - 35.16%		254,836

TOTAL INVESTMENTS (Cost $730,778) - 99.97%		724,576

OTHER ASSETS LESS LIABILITIES - 0.03%		218

NET ASSETS - 100.00%		$ 724,794

* Non-income producing securities during the period.
** Variable rate security; the coupon rate shown represents the yield at March 31, 2008.
The accompanying notes are an integral part of these financial statements.

Prasad Growth Fund
Statement of Assets and Liabilities
March 31, 2008

Assets:
Investments, at Value (Cost $730,778)	$ 724,576
Receivables:
Dividends and Interest	1,105
Total Assets	725,681
Liabilities:
Accrued Management Fees	887
Total Liabilities	887

Net Assets	$ 724,794

Net Assets Consist of:
Paid In Capital	$ 1,488,145
Undistributed Net Investment Income	2,790
Accumulated Undistributed Realized Loss on Investments	(759,940)
Unrealized Depreciation in Value of Investments	(6,201)
Net Assets, for 130,599 Shares Outstanding	$ 724,794

Net Asset Value Per Share	$ 5.55

The accompanying notes are an integral part of these financial statements.

Prasad Growth Fund
Statement of Operations
For the year ended March 31, 2008

Investment Income:
Interest		$ 10,315
Dividends (Net of foreign tax withheld of $232)		2,900
Dividends from underlying funds		833
Total Investment Income		14,048

Expenses:
Advisory Fees (Note 2)		11,258
Total Expenses		11,258

Net Investment Income		2,790

Realized and Unrealized Gain on Investments:
Realized Gain on:
Investments	84,288
Options	678
Capital gain distributions from underlying funds	3,623	88,589

Net Change in Unrealized Appreciation on:
Investments	1,130
Options	8,308	9,438

Net Realized and Unrealized Gain on Investments and Options		98,027

Net Increase in Net Assets Resulting from Operations		$ 100,817

The accompanying notes are an integral part of these financial statements.

Prasad Growth Fund
Statements of Changes in Net Assets

	For the Years
	Ended
	3/31/2008	3/31/2007
Increase (Decrease) in Net Assets From Operations:
Net Investment Income (Loss)	$ 2,790	$ (4,390)
Net Realized Gain (Loss) on Investments and Options	88,589	(206,169)
Unrealized Appreciation (Depreciation) on Investments	9,438	(59,274)
Net Increase (Decrease) in Net Assets Resulting from Operations	100,817	$ (269,833)

Less Distributions:
From Net Investment Income	-	-
From Realized Gains	-	-
	-	-

Capital Share Transactions (Note 4)	(108,287)	141,528

Total Decrease	(7,470)	(411,361)

Net Assets:
Beginning of Year	732,264	1,143,625

End of Year	$ 724,794	$ 732,264

The accompanying notes are an integral part of these financial statements.

Prasad Growth Fund
Financial Highlights
Selected data for a share outstanding throughout the period.

	For the Years Ended
	3/31/2008	3/31/2007	3/31/2006	3/31/2005	3/31/2004

Net Asset Value, at Beginning of Year	$ 4.85	$ 6.26	$ 4.94	$ 5.15	$ 3.32

Income From Investment Operations:
Net Investment Income (Loss) *	0.02	(0.03)	(0.02)	(0.02)	(0.02)
Net Gain (Loss) on Securities (Realized and Unrealized)	0.68	(1.38)	1.34	(0.19)	1.85
Total from Investment Operations	0.70	(1.41)	1.32	(0.21)	1.83

Distributions from net investment income	0.00	0.00	0.00	0.00	0.00
Distributions from realized gains	0.00	0.00	0.00	0.00	0.00

Total Distributions	0.00	0.00	0.00	0.00	0.00

Net Asset Value, at End of Year	$ 5.55	$ 4.85	$ 6.26	$ 4.94	$ 5.15

Total Return **	14.43%	(22.52)%	26.72%	(4.08)%	55.12%

Ratios/Supplemental Data:
Net Assets at End of Year (Thousands)	$ 725	$ 732	$ 1,144	$ 932	$ 974
Ratio of Expenses to Average Net Assets	1.50%	1.50%	1.50%	1.50%	1.50%
Ratio of Net Investment Income (Loss) to Average Net Assets	0.37%	(0.52)%	(0.28)%	(0.31)%	(0.46)%
Portfolio Turnover	1488%	976%	731%	677%	911%

* Per share net investment income (loss) has been determined on the basis of average shares outstanding during the period.
** Assumes reinvestment of dividends.
The accompanying notes are an integral part of these financial statements.

PRASAD GROWTH FUND

NOTES TO FINANCIAL STATEMENTS

March 31, 2008

1.)

SIGNIFICANT ACCOUNTING POLICIES

The Prasad Growth Fund (“Fund”) is an open-end management investment company, organized as a Trust under the laws of the State of Delaware by a Declaration of Trust in July 1998.  The Fund’s investment objective is to obtain capital appreciation.  In seeking its objective, this Fund will invest at least 65% of its total assets in equity securities.  Significant accounting policies of the Fund are presented below:

When the Adviser believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in money market mutual funds, high-quality short-term debt securities and money market instruments. The taking of such a temporary defensive posture may adversely affect the ability of the Fund to achieve its investment objective.

SECURITY VALUATION:

The Fund invests in a wide variety of equity and debt securities.  The investments in securities are carried at market value.  The market quotation used for common stocks, including those listed on the NASDAQ National Market System, is the last sale price on the date on which the valuation is made or, in the absence of sales, at the closing bid price.  Over-the-counter securities are valued on the basis of the bid price at the close of each business day.  Short-term investments are valued at amortized cost, which approximates market.  Securities for which market quotations are not readily available will be valued at fair value as determined in good faith pursuant to procedures established by the Board of Directors.

SECURITY TRANSACTION TIMING

Security transactions are recorded on the dates transactions are entered into.  Dividend income and distributions to shareholders are recorded on the ex-dividend date.  Interest income is recorded as earned.  The Fund uses the identified cost basis in computing gain or loss on sale of investment securities.

PRASAD GROWTH FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

March 31, 2008

INCOME TAXES:

It is the Fund's policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Service.  This Internal Revenue Service requirement may cause an excess of distributions over the book year-end accumulated income.  In addition, it is the Fund's policy to distribute annually, after the end of the fiscal year, any remaining net investment income and net realized capital gains. The Fund is a registered investment company under subchapter M of the Internal Revenue Code and it does not make income tax provisions.

ESTIMATES:

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates.

2.)

INVESTMENT ADVISORY AGREEMENT

The Fund has entered into an investment advisory and administration agreement with Mutual Funds Leader, Inc.  The Investment Advisor receives from the Fund as compensation for its services an annual fee of 1.50% on the Fund's net assets. The Advisor pays all expenses of the Fund except for brokerage fees, taxes, interest and extraordinary expenses.  From time to time, Mutual Funds Leader, Inc. may elect to waive some or all of the fees and may reimburse expenses of the Fund.  The Fund paid investment management fees of $11,258 during the year ended March 31, 2008. At March 31, 2008 the Fund owed the Advisor $887.

3.)

RELATED PARTY TRANSACTIONS

Certain owners of Mutual Funds Leader, Inc. are also owners and/or directors of the Prasad Growth Fund.  These individuals may receive benefits from any management fees paid to the Advisor.

PRASAD GROWTH FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

March 31, 2008

4.)

CAPITAL STOCK AND DISTRIBUTION

At March 31, 2008 an indefinite number of shares of capital stock were authorized, no par value and paid in capital amounted to $1,488,145.

	For the Year Ended March 31, 2008		For the Year Ended March 31, 2007
	Shares	Amount	Shares	Amount
Shares sold	3,714	$19,098	13,578	$81,230
Shares reinvested	-	-	-	-
Shares redeemed	(24,238)	(127,385)	(45,127)	(222,758)
Net decrease	(20,524)	$(108,287)	(31,549)	$(141,528)

5.)

PURCHASES AND SALES OF SECURITIES

During the year ended March 31, 2008, purchases and sales of investment securities other than U.S. Government obligations, short-term investments and options transactions aggregated $6,437,329 and $6,561,683 respectively; there were no purchases or sales of U.S. Government obligations

6.)

PUT AND CALL OPTIONS PURCHASED

As of March 31, 2008 the Fund had call and put options valued at $6,100 and $13,940 respectively.

Transactions in call and put options purchased during the year ended March 31, 2008 were as follows:

	Number of	Premium
	Contracts	Paid
Options outstanding at March 31, 2007	110	$9,865
Options purchased	1,044	318,522
Options written	-	-
Options exercised	-	-
Options expired	(55)	(8,025)
Options terminated in closing purchase transaction	(1,049)	(301,616)
Options outstanding at March 31, 2008	50	$18,746

7.) TAX MATTERS

As of March 31, 2008, the Fund has federal income tax capital loss

PRASAD GROWTH FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

March 31, 2008

carry forwards of approximately $759,939 expiring as follows:

Years

Amount

2010

$448,522

2011

  100,553

2013

    12,518

2014

  198,346

As of March 31, 2008, the components of distributable earnings on tax basis were as follows:

            Undistributed net investment income

      $2,790

     Unrealized depreciation on investments

    $(6,201)

For Federal income tax purposes, the cost of investments owned at March 31, 2008 was $730,778.

At March 31, 2008, the composition of unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) was as follows:

Appreciation	Depreciation	Net Appreciation(Depreciation)
$21,397	($27,598)	($6,201)

The Fund did not pay any shareholder distributions for the fiscal year ended March 31, 2008.

8.) CONTROL AND OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the Fund, under section 2 (a) (9) of the Investment Company Act of 1940.  As of March 31, 2008, Rajendra Prasad and his immediately family members owned approximately 26.5% of the Fund.

9.)

NEW ACCOUNTING PRONOUNCEMENTS

The Fund adopted Financial Accounting Standards Board (FASB) Interpretation No. 48 – Accounting for Uncertainty in Income Taxes on April 1, 2007.  FASB Interpretation No. 48 requires the tax effects of

PRASAD GROWTH FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

March 31, 2008

certain tax positions to be recognized.  These tax positions must meet a “more likely than not” standard that based on their technical merits, have more than fifty percent likelihood of being sustained upon examination.  At adoption, the financial statements must be adjusted to reflect only those tax positions that are more likely than not of being sustained.  Management of the Fund does not believe that any adjustments were necessary to the financial statements at adoption.

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”).  FAS 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principals, and expands disclosures about fair value measurements.  FAS 157 establishes a fair value hierarchy that distinguishes between (1) market participant assumptions developed based on market data obtained from the sources independent of the reporting entity (observable inputs) and (2) the reporting entity’s own assumptions about market participant assumptions developed based on the best information available in the circumstances (unobservable inputs).  FAS 157 is effective for financial statements issued for fiscal year in which FAS 157 is initially applied.  Management is currently evaluating the application of FAS 157 to the Fund and will provide additional information in relation to FAS 157 in the Fund’s semi-annual financial statements for the period ending September 30, 2008.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and

Board of Trustees

The Prasad Growth Fund,

   A Series of Prasad Series Trust

We have audited the accompanying statement of assets and liabilities of the Prasad Growth Fund, (the Fund), a series of Prasad Series Trust, including the schedule of investments, as of March 31, 2008 and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the three years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management.  Our responsibility is to express an opinion on these financial statements based on our audits. The financial highlights for each of the two years in the period ended March 31, 2005 were audited by other auditors whose reports expressed unqualified opinions on this information.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of March 31, 2008, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Prasad Growth Fund, a series of Prasad Series Trust, as of March 31, 2008, the results of its operations, the changes in its net assets and the financial highlights for the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America.

Abington, Pennsylvania	Sanville & Company
May 29, 2008

Prasad Growth Fund
Expense Illustration
March 31, 2008 (Unaudited)

Expense Example

As a shareholder of the Prasad Growth Fund, you incur ongoing costs which typically consist of management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, October 1, 2007 through March 31, 2008.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in this Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period *
	October 1, 2007	March 31, 2008	October 1, 2007 to March 31, 2008

Actual	$1,000.00	$1,139.63	$7.98
Hypothetical (5% Annual
Return before expenses)	$1,000.00	$1,017.40	$7.52

* Expenses are equal to the Fund's annualized expense ratio of 1.50%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

PRASAD GROWTH FUND

ADDITIONAL INFORMATION

MARCH 31, 2008 (UNAUDITED)

Information about Trustees and Officers

The business affairs of the Fund are managed under the direction of the Fund’s Board of Trustees. Information pertaining to the Trustees and Officers of the Fund is set forth below. The SAI includes additional information about the Fund’s Trustees and officers and is available, without charge upon request, by calling toll-free 1-877-772-7231 or can be reviewed at www.prasad.net under prospectus.

Interested Trustees and Officers

Name, Address and Age	Position held with Trust	Term of Office and Length of Time Served.	Principal Occupation(s) During last five years	Number of Portfolio’s overseen by Trustee.	Other Directorships held by Trustee or Officer
Rajendra Prasad, M.D. * 1310 East Ocean Blvd. #1401 Long Beach, CA 90802 Age: 62	Trustee	Since 1998	Portfolio manager for Prasad Growth Fund. Physician in private practice	1	1

* Trustees who are considered “interested persons” are defined in Section 2(A)(19) of the Investment Company Act of 1940 by virtue of their affiliation with the Investment Adviser.

PRASAD GROWTH FUND

ADDITIONAL INFORMATION (CONTINUED)

MARCH 31, 2008 (UNAUDITED)

Non-Interested Trustees and Officers

Name, Address and Age	Position held with Trust	Term of Office and Length of Time Served.	Principal Occupation(s) During last five years	Number of Portfolio’s overseen by Trustee.	Other Directorships held by Trustee or Officer
Manu Hinduja 17082 Greentree Lane Huntington Beach, CA 92649 Age: 57	Trustee	Since 2006	Director, GRS Service, Inc.; Director, Huntington Resources, Inc.	1	2
Ratan Lalchandani 1516 Via Asturias Palos Verdes Estates, CA 90274 Age 63	Trustee	Since 2003	Retired Engineer	1	0

The Fund did not pay any Trustee fees for the year ended March 31, 2008.

Portfolio Holdings – The Fund files a complete schedule of investments with the SEC for the first and third quarter of each fiscal year on Form N-Q.  The Fund’s first and third fiscal quarters end on June 30 and December 31. The Form N-Q filing must be made within 60 days of the end of the quarter, and the Fund’s first Form N-Q was filed with the SEC on March 1, 2005. The Fund’s Forms N-Q are available on the SEC’s website at http://sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).  You may also obtain copies by calling the Fund at 1-877-772-7231 or on the Fund’s website www.prasad.net.

Proxy Voting - A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies during the 12-month period ended June 30, 2006, are available without charge upon request by (1) calling the Fund at 1-877-772-7231 and (2) from Fund documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov.  A review of how the Fund voted on company proxies can be viewed at www.prasad.net.

Additional Information - The Fund's Statement of Additional Information ("SAI") includes additional information about the trustees and is available, without charge, upon request.  You may call toll-1-877-772-7231 to request a copy of the SAI or to make shareholder inquiries or can be viewed at www.prasad.net, under prospectus.

PRIVACY POLICY

In the course of doing business with Prasad Growth Fund., you share personal and financial information with us.  We treat this information as confidential and recognize the importance of protecting access to it.

Collection of Customer Information

You may provide information when communicating or transacting with us in writing, electronically, or by phone.  For instance, information may come from applications, requests for forms or literature, and your transactions and account positions with us.  On occasion, such information may come from consumer reporting agencies and those providing services to us.

Disclosure of Customer Information

We do not sell information about current or former customers to any third parties, and we do not disclose it to third parties unless necessary to process a transaction, service an account, or as otherwise permitted by law.  We may share that information with companies that perform services for Prasad Growth Fund.  When we enter into such a relationship, our contracts restrict the companies' use of our customer information, prohibiting them from sharing or using it for any purposes other than those for which they were hired.

Security of Customer Information

We maintain physical, electronic, and procedural safeguards to protect your personal information.  Within Prasad Growth Fund., access to such information is limited to those who need it to perform their jobs, such as servicing your accounts, resolving problems, or informing you of new products or services.

Board of Trustees

Rajendra Prasad

Manu Hinduja

Ratan Lalchandani

Investment Advisor

Mutual Funds Leader, Inc.

1310 East Ocean #1401

Long Beach, CA 90802

Dividend Paying Agent,

Shareholders’ Servicing Agent,

Transfer Agent

Mutual Shareholder Services

8000 Towne Centre Drive, Suite 400

Broadview Heights, Ohio 44147

Custodian

U.S. Bank NA

P.O. Box 640994

Cincinnati, Ohio 45264-0994

Counsel

Patricia C. Foster, Esq., PLLC

190 Office Parkway

Pittsford, New York 14534

Independent Registered Public Accounting Firm

Sanville & Company

1514 Old York Road

Abington, PA 19001

This report is provided for the general information of the shareholders of the Prasad Growth Fund. This report is not intended for distribution to prospective investors in the Fund, unless preceded or accompanied by an effective prospectus.

Item 2. Code of Ethics.

(a)

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)

For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)

Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2)

Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)

Compliance with applicable governmental laws, rules, and regulations;

(4)

The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)

Accountability for adherence to the code.

(c)

Amendments:

During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d)

Waivers:

During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

Item 3. Audit Committee Financial Expert.

The Fund’s small size has made an audit committee unnecessary.

Item 4. Principal Accountant Fees and Services.

(a)

Audit Fees

FY 2008

$ 10,000

FY 2007

$ 9,000

(b)

Audit-Related Fees

Registrant

FY2008

$ 0

FY2007

$ 0

Nature of the fees:

Not applicable.

(c)

Tax Fees

Registrant

FY 2008

$ 1,300

FY 2007

$ 1,000

Nature of the fees:

Tax preparation and filing.

(d)

All Other Fees

Registrant

FY 2008

$ 0

FY 2007

$ 0

Nature of the fees:

Not applicable.

(e)

(1)

Audit Committee’s Pre-Approval Policies

The fund has is too small to warrant the formation of an audit committee.

(2)

Percentages of Services Approved by the Audit Committee

Registrant

Audit-Related Fees:

N/A  %

Tax Fees:

N/A  %

All Other Fees:

N/A  %

(f)

During audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)

The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

Registrant

FY 2008

$ 1,300

FY 2007

$ 1,000

All the above fees are paid by the registered investment advisor for the fund.  The fund pays Mutual Funds Leader, Inc. (the RIA) 1.5% of the total assets in the fund and Mutual Funds Leader, Inc. pays all the expenses of the Prasad Growth Fund.

(h)

The registrant's audit committee has not considered whether the provision of non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.  Not applicable – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable.

Item 8.  Portfolio Managers of Closed-End Funds.  Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of trustees.

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the registrant’s disclosure controls and procedures as of June 13, 2007, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

EX-99.CODE ETH.  Filed herewith.

(a)(2)

EX-99.CERT.  Filed herewith.

(a)(3)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

(b)

EX-99.906CERT.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Prasad Series Trust

By /s/Rajendra Prasad

*Rajendra Prasad

Chairman, CEO

Date June 2, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Rajendra Prasad

*Rajendra Prasad

Chairman, CEO

Date June 2, 2008

* Print the name and title of each signing officer under his or her signature.